Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans		$ 5,692,132,000	$ 5,372,483,000	$ 5,271,857,000
Loans and Leases Receivable, Allowance		51,512,000	49,988,000	50,624,000	$ 56,494,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		2,273,000	684,000
Collectively evaluated for impairment		49,239,000	49,304,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		51,512,000	49,988,000
Loan balance:
Loans individually evaluated for impairment		48,135,000	56,545,000
Loans collectively evaluated for impairment		5,640,054,000	5,315,938,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		3,943,000
Total ending loan balance		$ 5,692,132,000	$ 5,372,483,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		4.72%	1.21%
Loans collectively evaluated for impairment		0.87%	0.93%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		0.90%	0.93%
Recorded investment:
Loans individually evaluated for impairment		$ 48,144,000	$ 56,564,000
Loans collectively evaluated for impairment		5,657,693,000	5,332,578,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		3,961,000
Recorded Investment		5,709,798,000	5,389,142,000
Financing Receivable, Allowance for Credit Losses, Write-downs		13,552,000	19,403,000	20,799,000
Financing Receivable, Allowance for Credit Losses, Recovery		(7,131,000)	(10,210,000)	(20,030,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		6,421,000	9,193,000	769,000
Provision for Loan, Lease, and Other Losses		7,945,000	8,557,000	(5,101,000)
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		16,777,000	15,022,000	13,434,000	13,694,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		2,169,000	681,000
Collectively evaluated for impairment		14,608,000	14,341,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		16,777,000	15,022,000
Loan balance:
Loans individually evaluated for impairment		15,119,000	18,034,000
Loans collectively evaluated for impairment		1,057,520,000	1,035,419,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		147,000
Total ending loan balance	[1]	$ 1,072,786,000	$ 1,053,453,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		14.35%	3.78%
Loans collectively evaluated for impairment		1.38%	1.39%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		1.56%	1.43%
Recorded investment:
Loans individually evaluated for impairment		$ 15,120,000	$ 18,039,000
Loans collectively evaluated for impairment		1,062,121,000	1,039,827,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		148,000
Recorded Investment	[1]	1,077,389,000	1,057,866,000
Financing Receivable, Allowance for Credit Losses, Write-downs		2,796,000	6,017,000	5,786,000
Financing Receivable, Allowance for Credit Losses, Recovery		(1,221,000)	(809,000)	(1,259,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		1,575,000	5,208,000	4,527,000
Provision for Loan, Lease, and Other Losses		3,330,000	6,796,000	4,267,000
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		9,768,000	9,601,000	10,432,000	9,197,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		86,000	2,000
Collectively evaluated for impairment		9,682,000	9,599,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		9,768,000	9,601,000
Loan balance:
Loans individually evaluated for impairment		28,418,000	18,131,000
Loans collectively evaluated for impairment		1,251,579,000	1,149,476,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		3,048,000
Total ending loan balance	[1]	$ 1,283,045,000	$ 1,167,607,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.30%	0.01%
Loans collectively evaluated for impairment		0.77%	0.84%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		0.76%	0.82%
Recorded investment:
Loans individually evaluated for impairment		$ 28,426,000	$ 18,142,000
Loans collectively evaluated for impairment		1,256,310,000	1,153,748,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		3,059,000
Recorded Investment	[1]	1,287,795,000	1,171,890,000
Financing Receivable, Allowance for Credit Losses, Write-downs		281,000	1,798,000	412,000
Financing Receivable, Allowance for Credit Losses, Recovery		(272,000)	(810,000)	(3,671,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		9,000	988,000	(3,259,000)
Provision for Loan, Lease, and Other Losses		176,000	157,000	(2,024,000)
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		4,463,000	4,430,000	5,247,000	8,564,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		4,463,000	4,430,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		4,463,000	4,430,000
Loan balance:
Loans individually evaluated for impairment		1,866,000	1,322,000
Loans collectively evaluated for impairment		245,909,000	180,148,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		499,000
Total ending loan balance		$ 248,274,000	$ 181,470,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		1.81%	2.46%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		1.80%	2.44%
Recorded investment:
Loans individually evaluated for impairment		$ 1,866,000	$ 1,324,000
Loans collectively evaluated for impairment		246,864,000	180,693,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		503,000
Recorded Investment		249,233,000	182,017,000
Financing Receivable, Allowance for Credit Losses, Write-downs		72,000	105,000	1,436,000
Financing Receivable, Allowance for Credit Losses, Recovery		(712,000)	(2,124,000)	(8,559,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(640,000)	(2,019,000)	(7,123,000)
Provision for Loan, Lease, and Other Losses		(607,000)	(2,836,000)	(10,440,000)
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		8,731,000	9,321,000	10,958,000	13,514,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		18,000	1,000
Collectively evaluated for impairment		8,713,000	9,320,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		8,731,000	9,321,000
Loan balance:
Loans individually evaluated for impairment		2,732,000	19,058,000
Loans collectively evaluated for impairment		1,790,637,000	1,706,166,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		249,000
Total ending loan balance		$ 1,793,618,000	$ 1,725,224,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.66%	0.01%
Loans collectively evaluated for impairment		0.49%	0.55%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		0.49%	0.54%
Recorded investment:
Loans individually evaluated for impairment		$ 2,732,000	$ 19,059,000
Loans collectively evaluated for impairment		1,794,207,000	1,709,737,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		251,000
Recorded Investment		1,797,190,000	1,728,796,000
Financing Receivable, Allowance for Credit Losses, Write-downs		441,000	1,208,000	3,014,000
Financing Receivable, Allowance for Credit Losses, Recovery		(844,000)	(1,863,000)	(2,446,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(403,000)	(655,000)	568,000
Provision for Loan, Lease, and Other Losses		(993,000)	(2,292,000)	(1,988,000)
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		11,773,000	11,614,000	10,553,000	11,524,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		11,773,000	11,614,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		11,773,000	11,614,000
Loan balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		1,292,136,000	1,241,736,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		0
Total ending loan balance		$ 1,292,136,000	$ 1,241,736,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.91%	0.94%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		0.91%	0.94%
Recorded investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		1,295,892,000	1,245,544,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		0
Recorded Investment		1,295,892,000	1,245,544,000
Financing Receivable, Allowance for Credit Losses, Write-downs		9,962,000	10,275,000	10,151,000
Financing Receivable, Allowance for Credit Losses, Recovery		(4,078,000)	(4,603,000)	(4,094,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		5,884,000	5,672,000	6,057,000
Provision for Loan, Lease, and Other Losses		6,043,000	6,733,000	5,086,000
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		0	0	0	$ 1,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		0
Total ending allowance balance		0	0
Loan balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		2,273,000	2,993,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance		0
Total ending loan balance		$ 2,273,000	$ 2,993,000
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.00%	0.00%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance as a percentage of loan balance		0.00%
Total		0.00%	0.00%
Recorded investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		2,299,000	3,029,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net		0
Recorded Investment		2,299,000	3,029,000
Financing Receivable, Allowance for Credit Losses, Write-downs		0	0	0
Financing Receivable, Allowance for Credit Losses, Recovery		(4,000)	(1,000)	(1,000)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(4,000)	(1,000)	(1,000)
Provision for Loan, Lease, and Other Losses		(4,000)	(1,000)	$ (2,000)
Purchased credit impaired [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans		3,961,000
Purchased credit impaired [Member] | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans		3,059,000
Purchased credit impaired [Member] | Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans		0	$ 0
Purchased credit impaired [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Nonperforming Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans		475,000
Ending allowance balance attributed to loans:
Individually evaluated for impairment		$ 0

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.